OTHER EXPENSES	12 Months Ended
Dec. 31, 2018
Other Expenses [Abstract]
OTHER EXPENSES
21.	OTHER EXPENSES

	Years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB

Consulting fees	5,736,437	9,282,890	38,031,501
Advertising and promotion expenses	16,383,290	15,028,164	15,323,838
Office expenses	14,453,830	18,769,477	14,425,608
Entertainment and travelling expenses	11,767,688	14,506,006	14,237,820
Depreciation and amortization	6,595,476	10,804,855	13,299,246
Communication expenses	2,530,162	2,598,250	2,549,164
Research and development expenses	8,507,265	4,794,998	1,419,878
Asset management expenses	3,887,977	-	-
Provision for cost method investment	1,270,001	-	-
Others	4,675,782	6,409,916	14,268,602

Total	75,807,908	82,194,556	113,555,657